Business acquisition (West Auriga) (Narrative) (Details) (USD $) In Millions, except Share data, unless otherwise specified	2 Months Ended	12 Months Ended			0 Months Ended
	Dec. 31, 2012	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Mar. 21, 2014	Dec. 13, 2013	Oct. 24, 2012	Jul. 21, 2014	Nov. 04, 2014
Business Acquisition [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent		50.00%
Business Combination, Consideration Transferred		$ 2,695.0
Business Combination, Consideration Transferred, Liabilities Incurred		898.8
Goodwill		3.2	0
Cash		1,796.2
Working capital adjustments		2.2
Proceeds on issuance of equity, net of fees		937.8	464.8	207.1
Payments of Stock Issuance Costs	18.8
West Auriga
Business Acquisition [Line Items]
Business acquisition, percentage of voting interests acquired					100.00%
Business Combination, Consideration Transferred					1,240.0
Business Combination, Consideration Transferred, Liabilities Incurred					443.1
Goodwill					2.9
Business Combination, Consideration Transferred, Excluding Debt					797.0
Cash					696.9
Discount note issued					100.0
Working capital adjustments					330.4
Business acquistion, equity interest issued or issuable, share price					$ 30.60
Proceeds on issuance of equity, net of fees					401.3
Payments of Stock Issuance Costs					14.7
Business Acquisition, Transaction Costs					0.2
Business Combination, Pro Forma Information, Revenue of Acquiree since Acquisition Date, Actual		164.5
Business Combination, Pro Forma Information, Earnings or Loss of Acquiree since Acquisition Date, Actual		46.1
Seadrill Capricorn Holdings LLC
Business Acquisition [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent					51.00%	51.00%			51.00%
Noncontrolling interest, ownership percentage by noncontrolling owners					49.00%				49.00%
Percentage of ownership interest in limited liability company (LLC)						51.00%	51.00%
Seadrill Operating LP
Business Acquisition [Line Items]
Payments to Acquire Additional Interest in Subsidiaries								372.8
Percentage of ownership interest in limited liability company (LLC)						30.00%	30.00%	58.00%
US $100 Discount Note
Business Acquisition [Line Items]
Balloon payment to be paid					103.7
Stock Issued to Public | West Auriga
Business Acquisition [Line Items]
Working capital adjustments					330.4
Common units issued as consideration					11,960,000
Seadrill Limited | West Auriga
Business Acquisition [Line Items]
Common units issued as consideration					1,633,987
Seadrill | Seadrill Capricorn Holdings LLC | West Auriga
Business Acquisition [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Value Assigned					341.5
Trade Accounts Receivable [Member] | West Auriga
Business Acquisition [Line Items]
Business Combination, Acquired Receivables, Fair Value					28.3
Mobilization Fee Receivable [Member] | West Auriga
Business Acquisition [Line Items]
Business Combination, Acquired Receivables, Fair Value					$ 92.4